Segment reporting -Summary of Non-Current Assets by Geography (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	€ 467,886	€ 434,605
EMEA [member]
Disclosure of geographical areas [line items]
Non-current assets	303,768	305,927
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	99,232	87,571
Greater China [member]
Disclosure of geographical areas [line items]
Non-current assets	53,337	26,919
Other Asia [member]
Disclosure of geographical areas [line items]
Non-current assets	€ 11,549	€ 14,188